Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jun. 23, 2021	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 56,550		₨ 22,969
Non-current portion of long term loans and borrowings		56,463	$ 744	7,458
Current portion of long term loans and borrowings		87		15,511
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Final maturity	June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 56,403	$ 744
Final maturity		June-26
Unsecured Loans [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans				22,671	$ 310
Unsecured Loans [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans				10
Unsecured Loans [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 141		240
Final maturity		March-24
Unsecured Loans [member] | Australian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans				26
Unsecured Loans [member] | Great British Pound [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans				12
Unsecured Loans [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 6		₨ 10
Final maturity		April-23